Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Opportunities Fund))	0 Months Ended
	Jan. 28, 2013
Morgan Stanley Capital International (MSCI) All Country (AC) World Index
Average Annual Return:
1 Year	16.13%
5 Years	(1.16%)
10 Years	8.11%
MSCI World Index
Average Annual Return:
1 Year	15.83%	[1]
5 Years	(1.18%)	[1]
10 Years	7.51%	[1]
Class A
Average Annual Return:
1 Year	3.94%
5 Years	1.64%
10 Years	11.58%
Inception Date	Oct. 22, 1990
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.53%
5 Years	0.87%
10 Years	10.33%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	2.56%
5 Years	1.10%
10 Years	9.81%
Class B
Average Annual Return:
1 Year	4.28%
5 Years	1.64%
10 Years	11.71%
Inception Date	Oct. 10, 1995
Class C
Average Annual Return:
1 Year	8.43%
5 Years	2.08%
10 Years	11.39%
Inception Date	Dec. 01, 1993
Class N
Average Annual Return:
1 Year	8.89%
5 Years	2.51%
10 Years	11.86%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	10.59%
5 Years	3.17%
10 Years	12.62%
Inception Date	Feb. 01, 2001

[1]	The Fund has changed its benchmark from the MSCI World Index to the MSCI AC World Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the MSCI World Index in its next annual update.